Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders’ Equity [Abstract]
Schedule of authorized, issued and outstanding stock
	September 30, 2022
	Authorized Shares	Issued Shares
Preferred Stock	10,000,000	—
Class A Common Stock	750,000,000	345,794,368
Class B Common Stock	75,000,000	64,000,588
	835,000,000	409,794,956

	December 31, 2021
	Authorized Shares	Issued Shares	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock	10,000,000	—	—	—
Class A Common Stock	750,000,000	168,693,323	89,152,130	257,845,453
Class B Common Stock	75,000,000	—	64,000,588	64,000,588
	835,000,000	168,693,323	153,152,718	321,846,041

	December 31, 2021
	Authorized Shares	Shares Issued	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock	10,000,000	—	—	—
Class A Common Stock	750,000,000	168,693,323	89,152,130	257,845,453
Class B Common Stock	75,000,000	—	64,000,588	64,000,588
	835,000,000	168,693,323	153,152,718	321,846,041

	December 31, 2020
	Authorized Shares	Issued Shares	Shares to be Issued	Total Issued and to be Issued Shares
Preferred Stock, as recast	10,000,000	—	—	—
Class A Common Stock, as recast	750,000,000	93,099,596	—	93,099,596
Class B Common Stock, as recast	75,000,000	64,000,588	—	64,000,588
	835,000,000	157,100,184	—	157,100,184

Schedule of outstanding warrants to purchase
	Number of Warrants	Exercise Price	Expiration Date
Public Warrants(1)	23,375,988	$11.50	July 21, 2026
Private Warrants(2)	276,131	11.50	July 21, 2026
ATW NPA Warrants(3)	28,431,635	0.64	Various through August 10, 2028
Bridge Warrants(4)	42,342,839	0.71	Various through September 23, 2029
Other warrants	1,429,068	4.69	August 5, 2027
Total	95,855,661

(1)	On August 9, 2022, PSAC Sponsor transferred 398,420 Private Warrants to unaffiliated third-party purchasers on the open market. Upon such transfer the transferred warrants became subject to identical terms to the Public Warrants underlying the units offered in the initial public offering of PSAC. Therefore, upon their transfer the Company classified the warrants to APIC at their fair value.

(2)	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheets as of September 30, 2022 and December 31, 2021.

(3)

On September 23, 2022, the Company and Purchasers of the ATW NPA Notes entered into an agreement to place a total of 31,118,718 outstanding warrants related to the Optional Notes and the June 2021 Notes (see Note 9, Notes Payable) into a warrant reserve with an exercise price now set to $0.6427 per warrant (“Warrant Reserve”). Upon the completion of certain milestones and conditions, the Company may elect a forced conversion clause settleable in cash through January 23, 2023 on the warrants, requiring the warrant holders to exercise their warrants on a cash basis in exchange for newly issued shares of the Company’s Class A Common Stock. The aggregate exercise price of the Warrant Reserve is $20,000. The remaining outstanding warrants not in the Warrant Reserve but also issued pursuant to the Optional Notes and the June 2021 Notes totaling 29,158,364 warrants, are agreed to have their exercise price set at $0.50 per warrant. As of the date the unaudited Consolidated Condensed Financial Statements were issued, the Company did not force the conversion of any of the warrants underlying the Warrant Reserve.

The amendment of the warrants issued pursuant to the Optional Notes and the June 2021 Notes, which set the exercise price to $0.50 per warrant, resulted in the recognition of expense of $1,238 in Change in fair value measurements in the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and nine months ended September 30, 2022.

(4)	The Bridge Warrants are recorded in Accrued expenses and other current liabilities in the unaudited Condensed Consolidated Balance Sheets as of September 30, 2022. The warrants were issued pursuant to the SPA and recorded at fair value at each issuance date and at September 30, 2022.

The number of outstanding warrants to purchase the Company’s Class A Common Stock as of December 31, 2021 were as follows:

	Number of Warrants	Exercise Price	Expiration Date
Public Warrants	22,977,568	$11.50	July 21, 2026
Private Warrants(1)	674,551	11.50	July 21, 2026
Other warrants	4,544,258	10.00	Various through August 10, 2028
Total	28,196,377

(1)	The Private Warrants are recorded in Other liabilities, less current portion in the unaudited Condensed Consolidated Balance Sheet as of December 31, 2021.

	Number of Warrants	Exercise Price	Expiration Date
Public Warrants	22,977,568	$11.50	July 21, 2026
Private Warrants(1)	674,551	$11.50	July 21, 2026
Other warrants	4,544,258	$10.00	Various through August 10, 2028
Total	28,196,377

(1)	The Private Warrants are recorded in Other Liabilities, less Current Portion in the Consolidated Balance Sheet as of December 31, 2021.